Combined Statements of Income - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
KSix, LLC and Affiliate [Member]
REVENUE		$ 2,674,478	$ 3,034,829
COSTS AND EXPENSES:
Cost of revenue		1,677,913	2,052,620
Selling, general and administrative		965,348	841,689
TOTAL COSTS AND EXPENSES		2,643,261	2,894,309
OPERATING INCOME		31,217	140,520
OTHER INCOME (EXPENSE):
Interest expense		$ (12,056)	(17,806)
Interest expense- related party			(27,904)
Interest expense forgiveness		$ 14,138
TOTAL OTHER INCOME (EXPENSE)		2,082	(45,710)
NET INCOME		$ 33,299	$ 94,810
KSix Media, Inc. and Subsidiaries [Member]
REVENUE	$ 31,290
Gross profit	9,435
COSTS AND EXPENSES:
Cost of revenue	21,855
Depreciation and amortization	8,371
Selling, general and administrative	61,851
TOTAL COSTS AND EXPENSES	70,222
OPERATING INCOME	(60,787)
OTHER INCOME (EXPENSE):
Interest expense	(216)
Gain on bargain purchase	54,080
TOTAL OTHER INCOME (EXPENSE)	53,864
Net loss before income taxes	$ (6,923)
Income taxes
NET INCOME	$ (6,923)